UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-10343

Morgan Stanley Nasdaq - 100 Index Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	November 30, 2007

Date of reporting period:	May 31, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Nasdaq-100 Index Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended May 31, 2007

Total Return for the 6 Months Ended May 31, 2007
Class A	Class B	Class C	Class D	Nasdaq- 100 Index®1	Lipper Multi- Cap Growth Funds Index[2]
7.66%	7.27%	7.26%	7.87%	7.64%	10.27%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

During the six-month reporting period, the pace of economic activity continued to slow and troubling news from the subprime mortgage sector (which makes loans to less creditworthy borrowers) increased the risks that a more challenging environment could be emerging. Consumer spending continued to carry the economy, as wage growth and sliding gasoline prices in the second half of 2006 offset the effect of the weakening housing market. However, oil and gasoline prices turned upward again in 2007, and rising interest rates will increase the costs of borrowing for both consumers and corporations.

In this environment, the stock market's performance seemed to indicate that investors were taking these risks in stride. All broad market indexes advanced well into positive territory during the period, although the performance of the Nasdaq-100 Index®* was nearer to the bottom end of the pack. With its large representation of technology and technology-related stocks, the Nasdaq-100 Index saw pockets of strength but, on the whole, investors generally favored other market sectors over the technology sector.

Performance Analysis

Morgan Stanley Nasdaq 100 Index Fund Class A and D shares outperformed and Class B and C shares underperformed the Nasdaq-100 Index®* (the "Index") and all share classes underperformed the Lipper Multi-Cap Growth Funds Index for the six months ended May 31, 2007, assuming no deduction of applicable sales charges.

The Fund invested in stocks that compose the Nasdaq-100 Index, with each holding representing approximately the same proportion in the portfolio as in the Index. (See "Investment Strategy" for more information.) Therefore, the largest sectors (as measured by market capitalization) contribute proportionately more to overall performance. Accordingly, the performance of the technology, health care and consumer discretionary sectors, which together account for almost 90 percent of the Index's total market capitalization, were the most additive returns. On an absolute basis, the sectors with the largest gains during the period were telecommunication services, industrials and materials. The Index composition is such that there are only a few stocks within each of these sectors included in the Nasdaq 100 Index, and as a result, the performance of these sectors can be solely determined by the price movements of a limited universe.

The energy sector, which is represented by a single stock, was the only sector with a negative return during the period. The Index's worst performing holding was a biotechnology company that suffered from both internal and external difficulties, as a negative announcement about one of its drugs and unfavorable policy changes in Medicare coverage were expected to crimp the company's earnings.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Apple Inc.	8.6%
Microsoft Corp.	6.1
QUALCOMM, Inc.	5.0
Google, Inc. (Class A)	4.1
Cisco Systems, Inc.	3.4
Intel Corp.	2.6
Oracle Corp.	2.5
Comcast Corp. (Class A)	2.3
Gilead Sciences, Inc.	2.2
eBay, Inc.	2.0
TOP FIVE INDUSTRIES
Packaged Software	12.5%
Computer Processing Hardware	10.3
Biotechnology	9.5
Semiconductors	8.1
Telecommunication Equipment	8.0

Data as of May 31, 2007. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

* The "Nasdaq-100®", "Nasdaq-100 Index®", and "Nasdaq®" are trade or service marks of The Nasdaq Stock Market (together with its affiliates, "Nasdaq") and have been licensed for use by the Fund. Nasdaq has not passed on the legality or suitability of the Fund. The Fund is not sponsored, endorsed, sold or promoted by Nasdaq. Nasdaq makes no express or implied warranties, and disclaims all warranties including all warranties of merchantability or fitness for a particular purpose with respect to the Fund or the Index, their use, the result to be obtained from their use, or any data included therein. Nasdaq shall have no liability for any damages, claims, losses, or expenses with respect to the Fund/Index. Nasdaq shall have no liability for any lost profits or special, punitive, incidental, indirect, or consequential damages, even if notified of the possibility of such damages. For more details, see the disclaimer in the Fund's Statement of Additional Information.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in common stocks and other equity securities (which may include depositary receipts) of companies included in the Nasdaq-100. The Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., "passively" manages substantially all of the Fund's assets by investing in securities in approximately the same proportion as they are represented in the Nasdaq-100. For example, if the common stock of a specific company represents five percent of the Nasdaq-100, the Investment Adviser typically will invest the same percentage of the Fund's assets in that stock. The Nasdaq-100 is a well-known stock market index that is composed of equity securities of 100 of the largest non-financial companies listed on The Nasdaq Stock Market. As of December 31, 2006, the approximate market capitalization range of companies included in the Nasdaq-100 was between $3.5 billion and $293.2 billion. The Fund will invest in foreign companies that are included in the Nasdaq-100.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns—Period Ended May 31, 2007
Symbol	Class A Shares* (since 07/13/01) NSQAX		Class B Shares** (since 07/13/01) NSQBX		Class C Shares† (since 07/13/01) NSQCX		Class D Shares†† (since 07/13/01) NSQDX
1 Year	21.91% 15.51	[3] [4]	21.04% 16.04	[3] [4]	21.13% 20.13	[3] [4]	22.38% —	[3]
5 Years	9.85 8.67	[3] [4]	9.01 8.72	[3] [4]	9.05 9.05	[3] [4]	10.09 —	[3]
Since Inception	1.71 0.79	[3] [4]	0.93 0.76	[3] [4]	0.96 0.96	[3] [4]	1.93 —	[3]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class D has no sales charge.

(1)  The Nasdaq-100 Index® (Price) includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper Multi-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Multi-Cap Growth Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 12/01/06 – 05/31/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	12/01/06	05/31/07	12/01/06 – 05/31/07
Class A
Actual (7.66% return)	$1,000.00	$1,076.60	$3.31
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.74	$3.23
Class B
Actual (7.27% return)	$1,000.00	$1,072.70	$7.23
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.95	$7.04
Class C
Actual (7.26% return)	$1,000.00	$1,072.60	$7.08
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.10	$6.89
Class D
Actual (7.87% return)	$1,000.00	$1,078.70	$2.07
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.94	$2.02

*  Expenses are equal to the Fund's annualized expense ratios of 0.64%, 1.40%, 1.37% and 0.40% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.13%, 1.89%, 1.86% and 0.89%, for Class A, Class B, Class C and Class D shares, respectively.

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2006, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund and concluded that the Fund's performance was acceptable.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board noted that the Adviser did not manage any other proprietary funds with investment strategies comparable to those of the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the advisory and administrative (together, the "management fee") rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Board also reviewed the level of the Fund's management fee and concluded that the fee, compared to the Fund's expense peer group, was sufficiently low, and there is a cap on the total expense ratio, so that, in effect, economies of scale were built into the management fee structure.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser sold a joint venture that owned an electronic trading system network ("ECN"), which may be used by the Adviser for trading on behalf of the Fund. As part of the sale of the joint venture, the affiliate receives a 10-year payout based on the revenue stream from trading on the ECN. Although the affiliate disgorges the portion of the payout that is comprised of commissions received from trades executed by the Adviser on the ECN to a charitable organization, the Board considered the fact that trades by the Adviser would increase order flow, and, thus, result in a potential fall-out benefit to the affiliate. The Board concluded that the float benefits were relatively small, the sales charges and 12b-1 fees were competitive with those of other broker-dealers, the affiliate disgorged revenues in connection with the ECN-related revenue and the potential fall-out benefit from increased order flow was relatively small.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Fund's Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Nasdaq-100 Index Fund

Portfolio of Investments  ■  May 31, 2007 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.0%)
	Advertising/Marketing Services (0.3%)
1,924	Lamar Advertising Co. (Class A)*	$126,022
	Air Freight/Couriers (1.1%)
4,069	C.H. Robinson Worldwide, Inc.	220,458
4,998	Expeditors International of Washington, Inc.	218,213
		438,671
	Airlines (0.5%)
3,000	Ryanair Holdings PLC (ADR) (Ireland)*	123,870
2,468	UAL Corp.*	96,894
		220,764
	Apparel/Footwear Retail (0.3%)
3,273	Ross Stores, Inc.	107,485
	Biotechnology (9.5%)
12,935	Amgen Inc.*	728,629
3,004	Amylin Pharmaceuticals, Inc.*	138,935
8,853	Biogen Idec Inc.*	462,304
8,907	Celgene Corp.*	545,465
1,500	Cephalon, Inc.*	124,515
7,854	Genzyme Corp.*	506,740
10,882	Gilead Sciences, Inc.*	900,703
6,051	MedImmune, Inc.*	350,232
3,150	Vertex Pharmaceuticals Inc.*	94,059
		3,851,582
	Broadcasting (0.5%)
37,593	Sirius Satellite Radio Inc.*	110,147
7,510	XM Satellite Radio Holdings Inc. (Class A)*	86,966
		197,113
	Cable/Satellite TV (3.4%)
34,415	Comcast Corp. (Class A)*	943,315
5,098	EchoStar Communications Corp. (Class A)*	234,814
4,798	Liberty Global Inc. (Class A)*	184,243
		1,362,372
	Casino/Gaming (0.6%)
2,641	Wynn Resorts, Ltd.	254,962

NUMBER OF SHARES		VALUE
	Catalog/Specialty Distribution (0.9%)
14,271	Liberty Media Corp - Interactive (Series A)*	$345,786
	Chemicals: Specialty (0.3%)
3,017	Sigma-Aldrich Corp.	130,576
	Computer Communications (3.9%)
51,317	Cisco Systems, Inc.*	1,381,454
8,843	Juniper Networks, Inc.*	215,858
		1,597,312
	Computer Peripherals (1.0%)
4,246	Logitech International (ADR) (Switzerland)*	113,496
9,296	Network Appliance, Inc.*	299,238
		412,734
	Computer Processing Hardware (10.3%)
28,587	Apple Inc.*	3,475,036
19,874	Dell, Inc.*	534,014
37,249	Sun Microsystems, Inc.*	189,970
		4,199,020
	Contract Drilling (0.2%)
3,760	Patterson-UTI Energy, Inc.	99,339
	Data Processing Services (1.8%)
1,982	CheckFree Corp.*	77,793
5,075	Fiserv, Inc.*	300,694
8,598	Paychex, Inc.	347,359
		725,846
	Discount Stores (2.5%)
5,665	Costco Wholesale Corp.	319,903
3,825	Sears Holdings Corp.*	688,576
		1,008,479
	Electronic Components (1.0%)
15,666	Flextronics International Ltd. (Singapore)*	180,942
4,960	SanDisk Corp.*	216,008
		396,950

See Notes to Financial Statements

Morgan Stanley Nasdaq-100 Index Fund

Portfolio of Investments  ■  May 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Electronic Distributors (0.4%)
1,946	CDW Corp.	$165,682
	Electronic Production Equipment (2.4%)
17,179	Applied Materials, Inc.	328,119
6,973	Cadence Design Systems, Inc.*	158,357
5,793	KLA-Tencor Corp.	318,499
3,482	Lam Research Corp.*	186,844
		991,819
	Food Retail (0.3%)
3,279	Whole Foods Market, Inc.	134,767
	Home Improvement Chains (0.4%)
3,437	Fastenal Co.	148,960
	Information Technology Services (1.9%)
5,102	Citrix Systems, Inc.*	171,478
3,300	Cognizant Technology Solutions Corp. (Class A)*	259,248
2,626	Infosys Technologies, Ltd. (ADR) (India)	129,331
35,271	Level 3 Communications, Inc.*	205,277
		765,334
	Internet Retail (1.7%)
6,547	Amazon.com, Inc.*	452,660
7,062	IAC/InterActiveCorp*	244,345
		697,005
	Internet Software/ Services (6.6%)
3,670	Akamai Technologies, Inc.*	162,251
8,643	BEA Systems, Inc.*	111,063
5,603	Check Point Software Technologies Ltd. (Israel)*	130,886
3,330	Google, Inc. (Class A)*	1,657,507
5,447	VeriSign, Inc.*	162,484
15,507	Yahoo!, Inc.*	445,051
		2,669,242

NUMBER OF SHARES		VALUE
	Media Conglomerates (0.3%)
5,662	Discovery Holding Company (Class A)*	$132,378
	Medical Distributors (0.3%)
3,174	Patterson Companies, Inc.*	119,088
	Medical Specialties (1.5%)
7,860	Biomet, Inc.	342,853
3,473	DENTSPLY International, Inc.	125,514
889	Intuitive Surgical, Inc.*	122,353
		590,720
	Miscellaneous Commercial Services (0.4%)
4,557	Cintas Corp.	174,807
	Other Consumer Services (2.9%)
4,164	Apollo Group, Inc. (Class A)*	199,747
24,280	eBay, Inc.*	790,557
7,103	Expedia, Inc.*	170,685
		1,160,989
	Packaged Software (12.5%)
13,705	Adobe Systems, Inc.*	604,116
5,731	Autodesk, Inc.*	260,474
10,262	Intuit Inc.*	312,991
80,145	Microsoft Corp.**	2,458,047
51,385	Oracle Corp.*	995,841
22,991	Symantec Corp.*	459,590
		5,091,059
	Personnel Services (0.4%)
3,279	Monster Worldwide, Inc.*	154,801
	Pharmaceuticals: Other (1.7%)
2,544	Sepracor, Inc.*	123,893
14,441	Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	566,087
		689,980
	Recreational Products (1.2%)
5,953	Activision, Inc.*	117,810
7,433	Electronic Arts Inc.*	363,251
		481,061

See Notes to Financial Statements

Morgan Stanley Nasdaq-100 Index Fund

Portfolio of Investments  ■  May 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Restaurants (1.8%)
24,830	Starbucks Corp.*	$715,352
	Semiconductors (8.1%)
11,925	Altera Corp.	272,009
10,273	Broadcom Corp. (Class A)*	313,943
48,023	Intel Corp.	1,064,670
9,513	Linear Technology Corp.	341,422
13,280	Marvell Technology Group, Ltd. (Bermuda)*	208,762
10,686	Maxim Integrated Products, Inc.	328,594
4,272	Microchip Technology Inc.	173,358
8,303	NVIDIA Corp.*	287,865
10,470	Xilinx, Inc.	298,186
		3,288,809
	Services to the Health Industry (0.7%)
2,878	Express Scripts, Inc.*	293,844
	Specialty Stores (1.9%)
9,062	Bed Bath & Beyond Inc.*	368,461
3,196	PetSmart, Inc.	109,367
11,453	Staples, Inc.	287,012
		764,840
	Specialty Telecommunications (0.5%)
8,402	Virgin Media Inc.	217,780
	Telecommunication Equipment (8.0%)
4,770	Garmin Ltd. (Cayman Islands)	306,854
47,511	QUALCOMM, Inc.	2,040,597
4,418	Research In Motion Ltd. (Canada)*	733,741
2,814	Telefonaktiebolaget LM Ericsson (ADR) (Sweden)	106,876
5,927	Tellabs, Inc.*	64,901
		3,252,969
	Trucks/Construction/Farm Machinery (1.8%)
2,556	Joy Global Inc.	144,746
6,617	PACCAR, Inc.	577,201
		721,947

NUMBER OF SHARES		VALUE
	Wireless Telecommunications (1.2%)
2,320	Millicom International Cellular S.A. (Luxembourg)*	$197,386
3,747	NII Holdings, Inc.*	305,268
		502,654

Total Common Stocks (Cost $23,403,102)	39,400,900

PRINCIPAL AMOUNT IN THOUSANDS
Short-Term Investment (3.3%)
Repurchase Agreement
$1,357	Joint repurchase agreement account 5.29% due 06/01/07 (dated 05/31/07; proceeds $1,357,199) (a) (Cost $1,357,000)	1,357,000

Total Investments (Cost $24,760,102) (b)(c)	100.3%	40,757,900
Liabilities In Excess Of Other Assets	(0.3)	(119,805)
Net Assets	100.0%	$40,638,095

  ADR  American Depositary Receipt.

  *  Non-income producing security.

  **  A portion of this security is physically segregated in connection with open futures contracts in the amount of $98,800.

  (a)  Collateralized by federal agency and U.S. Treasury obligations.

  (b)  Securities have been designated as collateral in an amount equal to $1,264,865 in connection with open futures contracts.

  (c)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $16,609,596 and the aggregate gross unrealized depreciation is $611,798, resulting in net unrealized appreciation of $15,997,798.

See Notes to Financial Statements

Morgan Stanley Nasdaq-100 Index Fund

Portfolio of Investments  ■  May 31, 2007 (unaudited) continued

Futures Contracts Open at May 31, 2007:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION
6	Long	Nasdaq-100 Index June 2007	$1,159,350	$92,321
8	Long	Nasdaq-100 E-Mini June 2007	309,160	12,489
		Total Unrealized Appreciation		$104,810

Summary of Investments

SECTOR	VALUE		PERCENT OF TOTAL INVESTMENTS
Electronic Technology	$14,139,613		34.7%
Technology Services	9,251,481		22.7
Health Technology	5,132,282		12.6
Consumer Services	3,823,166		9.4
Retail Trade	3,207,322		7.9
Repurchase Agreement	1,357,000		3.3
Producer Manufacturing	721,947		1.8
Communications	720,434		1.8
Transportation	659,435		1.6
Consumer Durables	481,061		1.2
Commercial Services	455,630		1.1
Health Services	293,844		0.7
Distribution Services	284,770		0.7
Process Industries	130,576		0.3
Industrial Services	99,339		0.2
	$40,757,900	*	100.0%

  *  Does not include open futures contracts with an underlying face amount of $1,468,510 with unrealized appreciation of $104,810.

See Notes to Financial Statements

Morgan Stanley Nasdaq-100 Index Fund

Financial Statements

Statement of Assets and Liabilities

May 31, 2007 (unaudited)

Assets:
Investments in securities, at value (cost $24,760,102)	$40,757,900
Cash	579
Receivable for:
Dividends	26,289
Variation margin	7,410
Shares of beneficial interest sold	3,908
Interest	199
Receivable from Investment Adviser	9,363
Prepaid expenses and other assets	42,077
Total Assets	40,847,725
Liabilities:
Payable for:
Investments purchased	124,530
Distribution fee	26,320
Shares of beneficial interest redeemed	21,353
Transfer agent fee	2,645
Accrued expenses and other payables	34,782
Total Liabilities	209,630
Net Assets	$40,638,095
Composition of Net Assets:
Paid-in-capital	$26,093,950
Net unrealized appreciation	16,102,607
Accumulated net investment loss	(88,359)
Accumulated net realized loss	(1,470,103)
Net Assets	$40,638,095
Class A Shares:
Net Assets	$12,060,818
Shares Outstanding (unlimited authorized, $.01 par value)	1,100,119
Net Asset Value Per Share	$10.96
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$11.57
Class B Shares:
Net Assets	$19,173,437
Shares Outstanding (unlimited authorized, $.01 par value)	1,830,930
Net Asset Value Per Share	$10.47
Class C Shares:
Net Assets	$9,114,291
Shares Outstanding (unlimited authorized, $.01 par value)	868,605
Net Asset Value Per Share	$10.49
Class D Shares:
Net Assets	$289,549
Shares Outstanding (unlimited authorized, $.01 par value)	26,094
Net Asset Value Per Share	$11.10

See Notes to Financial Statements

Morgan Stanley Nasdaq-100 Index Fund

Financial Statements continued

Statement of Operations

For the six months ended May 31, 2007 (unaudited)

Net Investment Loss:
Income
Dividends (net of $813 foreign withholding tax)	$114,230
Interest	33,802
Total Income	148,032
Expenses
Distribution fee (Class A shares)	14,148
Distribution fee (Class B shares)	96,689
Distribution fee (Class C shares)	42,336
Transfer agent fees and expenses	37,787
Shareholder reports and notices	33,945
Professional fees	28,557
Investment advisory fee	24,931
Registration fees	20,601
Administration fee	16,620
Custodian fees	9,212
Trustees' fees and expenses	848
Other	12,414
Total Expenses	338,088
Less: amounts waived/reimbursed	(101,564)
Less: expense offset	(249)
Net Expenses	236,275
Net Investment Loss	(88,243)
Net Realized and Unrealized Gain: Net Realized Gain on:
Investments	1,500,297
Futures contracts	78,672
Net Realized Gain	1,578,969
Net Change in Unrealized Appreciation/Depreciation on:
Investments	1,390,014
Futures contracts	(14,940)
Net Appreciation	1,375,074
Net Gain	2,954,043
Net Increase	$2,865,800

See Notes to Financial Statements

Morgan Stanley Nasdaq-100 Index Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED MAY 31, 2007	FOR THE YEAR ENDED NOVEMBER 30, 2006
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment loss	$(88,243)	$(186,784)
Net realized gain	1,578,969	545,635
Net change in unrealized appreciation	1,375,074	2,021,705
Net Increase	2,865,800	2,380,556
Net decrease from transactions in shares of beneficial interest	(5,777,790)	(11,094,034)
Net Decrease	(2,911,990)	(8,713,478)
Net Assets:
Beginning of period	43,550,085	52,263,563
End of Period (Including accumulated net investment losses of $88,359 and $116, respectively)	$40,638,095	$43,550,085

See Notes to Financial Statements

Morgan Stanley Nasdaq-100 Index Fund

Notes to Financial Statements  ■  May 31, 2007 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Nasdaq-100 Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the Nasdaq-100 Index (the "Nasdaq-100"). The Fund was organized as a Massachusetts business trust on April 10, 2001 and commenced operations on July 13, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of

Morgan Stanley Nasdaq-100 Index Fund

Notes to Financial Statements  ■  May 31, 2007 (unaudited) continued

the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements — Pursuant to procedures adopted by the Fund's Trustees, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Morgan Stanley Nasdaq-100 Index Fund

Notes to Financial Statements  ■  May 31, 2007 (unaudited) continued

F. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.12% to the daily net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

The Investment Adviser has agreed to cap the Fund's operating expenses (except for brokerage and 12b-1 fees) by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, the Administrator has agreed to waive the Fund's administrative fees, to the extent that such operating expenses exceed 0.40% of the average daily net assets of the Fund on an annualized basis.

At May 31, 2007, included in the Statement of Assets and Liabilities is a receivable from the Investment Adviser, an affiliate, which represents expense reimbursements due to the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C — up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by

Morgan Stanley Nasdaq-100 Index Fund

Notes to Financial Statements  ■  May 31, 2007 (unaudited) continued

investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $1,364,415 at May 31, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended May 31, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.97%, respectively.

The Distributor has informed the Fund that for the six months ended May 31, 2007, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $23, $23,774 and $265, respectively and received $1,453 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended May 31, 2007 aggregated $1,465,282 and $7,021,230, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Nasdaq-100 Index Fund

Notes to Financial Statements  ■  May 31, 2007 (unaudited) continued

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED MAY 31, 2007		FOR THE YEAR ENDED NOVEMBER 30, 2006
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	108,201	$1,107,073	353,268	$3,332,853
Conversion from Class B	28,699	297,911	86,410	816,616
Redeemed	(205,572)	(2,118,689)	(451,492)	(4,236,302)
Net decrease — Class A	(68,672)	(713,705)	(11,814)	(86,833)
CLASS B SHARES
Sold	22,957	224,704	66,585	609,888
Conversion to Class A	(30,002)	(297,911)	(89,768)	(816,616)
Redeemed	(257,343)	(2,528,353)	(890,228)	(8,007,956)
Net decrease — Class B	(264,388)	(2,601,560)	(913,411)	(8,214,684)
CLASS C SHARES
Sold	29,133	284,555	73,608	666,805
Redeemed	(64,842)	(639,259)	(207,487)	(1,843,817)
Net decrease — Class C	(35,709)	(354,704)	(133,879)	(1,177,012)
CLASS D SHARES
Sold	447	4,619	169,798	1,575,570
Redeemed	(202,443)	(2,112,440)	(334,623)	(3,191,075)
Net decrease — Class D	(201,996)	(2,107,821)	(164,825)	(1,615,505)
Net decrease in Fund	(570,765)	$(5,777,790)	(1,223,929)	$(11,094,034)

6. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary

Morgan Stanley Nasdaq-100 Index Fund

Notes to Financial Statements  ■  May 31, 2007 (unaudited) continued

differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of November 30, 2006, the Fund had a net capital loss carryforward of $2,744,100 of which $844,295 will expire on November 30, 2010, $696,778 will expire on November 30, 2011 and $1,203,027 will expire on November 30, 2012 to offset future capital gains to the extent provided by regulations.

As of November 30, 2006, the Fund had temporary book/tax differences primarily attributable to capital losses deferrals on wash sales and mark-to-market of open futures contracts.

8. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the Nasdaq-100 Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the Nasdaq-100.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risk may also arise upon entering into these contracts from the potential inability of the counter parties to meet the terms of their contracts.

9. Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The impact to the Fund's financial statements, if any is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Nasdaq-100 Index Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED NOVEMBER 30,
	MONTHS ENDED
	MAY 31, 2007		2006	2005	2004	2003	2002
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.18		$9.52	$8.97	$8.17	$6.40	$9.13
Income (loss) from investment operations:
Net investment income‡	0.00		0.01	0.01	0.05	0.00	0.00
Net realized and unrealized gain (loss)	0.78		0.65	0.54	0.75	1.77	(2.68)
Total income (loss) from investment operations	0.78		0.66	0.55	0.80	1.77	(2.68)
Less distributions from net realized gain	–		–	–	–	–	(0.05)
Net asset value, end of period	$10.96		$10.18	$9.52	$8.97	$8.17	$6.40
Total Return†	7.66	%(1)	6.93%	6.13%	9.79%	27.66%	(29.32)%
Ratios to Average Net Assets(3)(4):
Total expenses (before expense offset)	0.64	%(2)	0.64%	0.64%	0.71%	0.30%	0.24%
Net investment income (loss)	0.07	%(2)	0.10%	0.04%	0.44%	0.02%	(0.06)%
Supplemental Data:
Net assets, end of period, in thousands	$12,061		$11,901	$11,243	$4,681	$2,760	$956
Portfolio turnover rate	4	%(1)	14%	8%	8%	2%	7%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
May 31, 2007	1.13%	(0.42)%
November 30, 2006	1.11	(0.37)
November 30, 2005	1.33	(0.65)
November 30, 2004	1.27	(0.12)
November 30, 2003	1.25	(0.93)
November 30, 2002	1.75	(1.57)

See Notes to Financial Statements

Morgan Stanley Nasdaq-100 Index Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED NOVEMBER 30,
	MONTHS ENDED
	MAY 31, 2007		2006	2005	2004	2003	2002
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.76		$9.20	$8.73	$8.01	$6.33	$9.10
Income (loss) from investment operations:
Net investment loss‡	(0.03)		(0.06)	(0.06)	(0.03)	(0.05)	(0.06)
Net realized and unrealized gain (loss)	0.74		0.62	0.53	0.75	1.73	(2.66)
Total income (loss) from investment operations	0.71		0.56	0.47	0.72	1.68	(2.72)
Less distributions from net realized gain	–		–	–	–	–	(0.05)
Net asset value, end of period	$10.47		$9.76	$9.20	$8.73	$8.01	$6.33
Total Return†	7.27	%(1)	6.09%	5.38%	8.99%	26.54%	(29.85)%
Ratios to Average Net Assets(3)(4):
Total expenses (before expense offset)	1.40	%(2)	1.40%	1.40%	1.48%	1.06%	1.00%
Net investment loss	(0.69	)%(2)	(0.66)%	(0.72)%	(0.33)%	(0.74)%	(0.82)%
Supplemental Data:
Net assets, end of period, in thousands	$19,173		$20,457	$27,681	$39,801	$38,028	$17,095
Portfolio turnover rate	4	%(1)	14%	8%	8%	2%	7%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
May 31, 2007	1.89%	(1.18)%
November 30, 2006	1.87	(1.13)
November 30, 2005	2.09	(1.41)
November 30, 2004	2.04	(0.89)
November 30, 2003	2.01	(1.69)
November 30, 2002	2.51	(2.33)

See Notes to Financial Statements

Morgan Stanley Nasdaq-100 Index Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED NOVEMBER 30,
	MONTHS ENDED
	MAY 31, 2007		2006	2005	2004	2003	2002
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.78		$9.21	$8.74	$8.02	$6.33	$9.10
Income (loss) from investment operations:
Net investment loss‡	(0.03)		(0.05)	(0.06)	(0.02)	(0.05)	(0.05)
Net realized and unrealized gain (loss)	0.74		0.62	0.53	0.74	1.74	(2.67)
Total income (loss) from investment operations	0.71		0.57	0.47	0.72	1.69	(2.72)
Less distributions from net realized gain	–		–	–	–	–	(0.05)
Net asset value, end of period	$10.49		$9.78	$9.21	$8.74	$8.02	$6.33
Total Return†	7.26	%(1)	6.19%	5.38%	8.98%	26.70%	(29.85)%
Ratios to Average Net Assets(3)(4):
Total expenses (before expense offset)	1.37	%(2)	1.33%	1.32%	1.48%	1.06%	1.00%
Net investment loss	(0.66	)%(2)	(0.59)%	(0.64)%	(0.33)%	(0.74)%	(0.82)%
Supplemental Data:
Net assets, end of period, in thousands	$9,114		$8,845	$9,563	$10,368	$8,677	$4,009
Portfolio turnover rate	4	%(1)	14%	8%	8%	2%	7%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
May 31, 2007	1.86%	(1.15)%
November 30, 2006	1.80	(1.06)
November 30, 2005	2.01	(1.33)
November 30, 2004	2.04	(0.89)
November 30, 2003	2.01	(1.69)
November 30, 2002	2.51	(2.33)

See Notes to Financial Statements

Morgan Stanley Nasdaq-100 Index Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED NOVEMBER 30,
	MONTHS ENDED
	MAY 31, 2007		2006	2005	2004	2003	2002
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.29		$9.61	$9.03	$8.21	$6.42	$9.14
Income (loss) from investment operations:
Net investment income‡	0.01		0.03	0.03	0.06	0.02	0.01
Net realized and unrealized gain (loss)	0.80		0.65	0.55	0.76	1.77	(2.68)
Total income (loss) from investment operations	0.81		0.68	0.58	0.82	1.79	(2.67)
Less distributions from net realized gain	–		–	–	–	–	(0.05)
Net asset value, end of period	$11.10		$10.29	$9.61	$9.03	$8.21	$6.42
Total Return†	7.87	%(1)	7.08%	6.42%	9.99%	27.88%	(29.17)%
Ratios to Average Net Assets(3)(4):
Total expenses (before expense offset)	0.40	%(2)	0.40%	0.40%	0.48%	0.06%	0.00%
Net investment income	0.31	%(2)	0.34%	0.28%	0.67%	0.26%	0.18%
Supplemental Data:
Net assets, end of period, in thousands	$290		$2,348	$3,776	$1,857	$1,548	$3,224
Portfolio turnover rate	4	%(1)	14%	8%	8%	2%	7%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income (loss) ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
May 31, 2007	0.89%	(0.18)%
November 30, 2006	0.87	(0.13)
November 30, 2005	1.09	(0.41)
November 30, 2004	1.04	0.11
November 30, 2003	1.01	(0.69)
November 30, 2002	1.51	(1.33)

See Notes to Financial Statements

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

© 2007 Morgan Stanley

MORGAN STANLEY FUNDS

Morgan Stanley
Nasdaq-100 Index Fund

Semiannual Report

May 31, 2007

NSQSAN-IU07-02215P-T05/07

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Nasdaq - 100 Index Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 19, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 19, 2007